5. CHANGE IN BAD DEBT PROVISION ESTIMATES (Tables)	12 Months Ended
Dec. 31, 2016
Change In Bad Debt Provision Estimates Tables
Change in estimates
Year ended December 31, 2016
Decrease to net income	$(8,770)

Effect on net income per share:
Basic	$(0.37)
Diluted	$(0.37)